Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	MKDWELL Tech Inc.
Entity Central Index Key	0001991332
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1F, No. 6-2, Duxing Road,
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu City 300
Entity Address, Country	TW
City Area Code	+886
Local Phone Number	3-5781899
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 204
Entity Address, City or Town	Newark
Entity Address, Country	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates